                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         AEW Capital Management, L.P.
                 -------------------------------
   Address:      Two Seaport Lane
                 -------------------------------
                 Boston, MA  02210-2021
                 -------------------------------

                 -------------------------------


Form 13F File Number: 28-06538
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James J. Finnegan
         ---------------------------------
Title:   Vice President of AEW Capital
         Management, Inc., General Partner
         of AEW Capital Management, L.P.
         ---------------------------------
Phone:   (617) 261-9324
         ---------------------------------


Signature, Place, and Date of Signing:

   /s/ James J. Finnegan              Boston, Massachusetts    November 10, 2007
   -------------------------------    ----------------------   -----------------
           [Signature]                     [City, State]             [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name
    ---------------             ------------------------------------
    28-01190                    Frank Russell Company
    28-04037                    Pioneer Investment Management, Inc.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      4
                                        --------------------

Form 13F Information Table Entry Total: 74
                                        --------------------

Form 13F Information Table Value Total: 4,707,891
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name
    ------    -----------------            ---------------------------------
    1         28-06536                     AEW Capital Management, Inc.
    2         28-10256                     AEW Management and Advisors, L.P.
    3         28-10257                     AEW Investment Group, Inc.
    4         28-06808                     IXIS Asset Management US Group, L.P.

                           FORM 13F INFORMATION TABLE

                            COLUMN
      COLUMN 1                2    COLUMN 3  COLUMN 4        COLUMN 5          COLUMN 6      COLUMN 7             COLUMN 8
-------------------------   ----- ---------  --------  -------------------- -------------- -----------   ---------------------------
                            TITLE
                             OF               VALUE     SHRS OR    SH/ PUT/   INVESTMENT     OTHER            VOTING AUTHORITY
   NAME OF ISSUER           CLASS   CUSIP   (x$1000)   PRN AMT     PRN CALL   DISCRETION    MANAGERS     SOLE      SHARED    NONE
-------------------------   ----- ---------  --------  ----------- --- ---- -------------- -----------   --------- ------ ----------
Alexandria R.E. Equities      COM 015271109    11,070      115,000  SH      Shared-Defined 01 02 03 04      36,000      -     79,000
AMB Property Corp             COM 00163T109   153,837    2,572,100  SH      Shared-Defined 01 02 03 04   1,718,400      -    853,700
American Campus
 Communities                  COM 024835100     5,861      200,100  SH      Shared-Defined 01 02 03 04     183,500      -     16,600
Apartment Invt & Mgmt         COM 03748R101    33,405      740,200  SH      Shared-Defined 01 02 03 04     603,400      -    136,800
Archstone-Smith Trust         COM 039583109   196,387    3,265,500  SH      Shared-Defined 01 02 03 04   2,425,100      -    840,400
Ashford Hospitality Trust     COM 044103109    19,016    1,892,100  SH      Shared-Defined 01 02 03 04   1,599,300      -    292,800
Avalon Bay Communities        COM 053484101   183,949    1,558,100  SH      Shared-Defined 01 02 03 04   1,151,700      -    406,400
Biomed Realty Trust Inc.      COM 09063H107    32,786    1,360,400  SH      Shared-Defined 01 02 03 04   1,146,500      -    213,900
Boston Properties Inc.        COM 101121101   311,108    2,994,300  SH      Shared-Defined 01 02 03 04   2,122,500      -    871,800
Brandywine Realty Trust       COM 105368203    92,907    3,670,750  SH      Shared-Defined 01 02 03 04   2,601,950      -  1,068,800
Camden Property Trust         COM 133131102   147,743    2,299,500  SH      Shared-Defined 01 02 03 04   1,677,400      -    622,100
Cedar Shopping Centers        COM 150602209    23,531    1,727,700  SH      Shared-Defined 01 02 03 04   1,525,300      -    202,400
Corporate Office
 Properties                   COM 22002T108    38,949      935,600  SH      Shared-Defined 01 02 03 04     776,000      -    159,600
DCT Industrial Trust Inc.     COM 233153105    63,360    6,051,600  SH      Shared-Defined 01 02 03 04   5,154,800           896,800
Developers Diversified        COM 251591103   136,982    2,451,800  SH      Shared-Defined 01 02 03 04   2,056,900      -    394,900
Digital Realty Trust          COM 253868103    18,509      469,900  SH      Shared-Defined 01 02 03 04     380,400      -     89,500
Eastgroup Properties          COM 277276101     5,372      118,700  SH      Shared-Defined 01 02 03 04     118,700      -          -
Entertainment Pptys Tr        COM 29380T105     9,398      185,000  SH      Shared-Defined 01 02 03 04     185,000      -          -
Equity One Inc.               COM 294752100     4,080      150,000  SH      Shared-Defined 01 02 03 04     150,000      -          -
Equity Residential            COM 29476L107   234,979    5,547,200  SH      Shared-Defined 01 02 03 04   3,995,800      -  1,551,400
Extra Space Storage Inc.      COM 30225T102    35,408    2,300,700  SH      Shared-Defined 01 02 03 04   1,943,400      -    357,300
Federal Realty Invs Trust     COM 313747206   156,057    1,761,367  SH      Shared-Defined 01 02 03 04   1,187,300      -    574,067
First Potomac Realty Trust    COM 33610F109    37,915    1,739,200  SH      Shared-Defined 01 02 03 04   1,502,700      -    236,500
General Growth Prop           COM 370021107    58,360    1,088,400  SH      Shared-Defined 01 02 03 04     892,600      -    195,800
Glimcher Realty Trust         COM 379302102     4,606      196,000  SH      Shared-Defined 01 02 03 04     196,000      -          -
HCP Inc.                      COM 40414L109    62,001    1,869,200  SH      Shared-Defined 01 02 03 04   1,195,700           673,500
Health Care Reit Inc.         COM 42217K106       155        3,500  SH      Shared-Defined 01 02 03 04       3,500      -          -
Healthcare Realty
 Trust Inc.                   COM 421946104    25,202      945,300  SH      Shared-Defined 01 02 03 04     893,500      -     51,800
Highwoods Properties          COM 431284108    46,523    1,268,700  SH      Shared-Defined 01 02 03 04   1,088,300      -    180,400
Home Properties of NY Inc     COM 437306103    13,822      264,900  SH      Shared-Defined 01 02 03 04     219,800      -     45,100
Hospitality Properties        COM 44106M102    15,419      379,300  SH      Shared-Defined 01 02 03 04     330,100      -     49,200
Host Hotels & Resorts         COM 44107P104   185,426    8,263,200  SH      Shared-Defined 01 02 03 04   6,118,200      -  2,145,000
HRPT Properties Trust         COM 40426W101    46,880    4,740,100  SH      Shared-Defined 01 02 03 04   4,055,400      -    684,700
ISTAR Financial Inc           COM 45031U101    42,756    1,257,900  SH      Shared-Defined 01 02 03 04   1,086,100      -    171,800
Kilroy Realty Corp.           COM 49427F108    61,879    1,020,600  SH      Shared-Defined 01 02 03 04     882,300      -    138,300

                            COLUMN
      COLUMN 1                2    COLUMN 3  COLUMN 4        COLUMN 5          COLUMN 6      COLUMN 7             COLUMN 8
-------------------------   ----- ---------  --------  -------------------- -------------- -----------   ---------------------------
                            TITLE
                             OF               VALUE     SHRS OR    SH/ PUT/   INVESTMENT     OTHER            VOTING AUTHORITY
   NAME OF ISSUER           CLASS   CUSIP   (x$1000)   PRN AMT     PRN CALL   DISCRETION    MANAGERS     SOLE      SHARED    NONE
-------------------------   ----- ---------  --------  ----------- --- ---- -------------- -----------   --------- ------ ----------

Kimco Realty Corp.            COM 49446R109    54,030    1,195,100  SH      Shared-Defined 01 02 03 04     982,200      -    212,900
Kite Realty Group             COM 49803T102     5,710      303,700  SH      Shared-Defined 01 02 03 04     232,600      -     71,100
Lexington Realty Trust        COM 529043101     3,802      190,000  SH      Shared-Defined 01 02 03 04     190,000      -          -
Liberty Property Trust        COM 531172104   188,492    4,687,700  SH      Shared-Defined 01 02 03 04   3,341,100      -  1,346,600
Macerich Company (the)        COM 554382101   171,359    1,956,600  SH      Shared-Defined 01 02 03 04   1,425,200      -    531,400
Mack Cali Realty Corp         COM 554489104     6,798      165,400  SH      Shared-Defined 01 02 03 04     165,400      -          -
Mid-America Apartment         COM 59522J103     4,985      100,000  SH      Shared-Defined 01 02 03 04     100,000      -          -
Municipal Mortgage and
 Equity                       COM 62624B101     2,464      108,500  SH      Shared-Defined 01 02 03 04     108,500      -          -
National Retail Properties    COM 637417106     5,485      225,000  SH      Shared-Defined 01 02 03 04     225,000      -          -
Nationwide Health
 Properties Inc.              COM 638620104    75,424    2,503,300  SH      Shared-Defined 01 02 03 04   2,095,600      -    407,700
Omega Healthcare Investors    COM 681936100    39,522    2,544,900  SH      Shared-Defined 01 02 03 04   2,254,400      -    290,500
Parkway Properties Inc/Md     COM 70159Q104     5,937      134,500  SH      Shared-Defined 01 02 03 04     134,500      -          -
Plum Creek Timber Co.         COM 729251108     8,348      186,500  SH      Shared-Defined 01 02 03 04     145,200      -     41,300
Post Properties Inc.          COM 737464107     3,638       94,000  SH      Shared-Defined 01 02 03 04      94,000      -          -
Prologis Trust                COM 743410102   103,970    1,567,000  SH      Shared-Defined 01 02 03 04   1,276,200      -    290,800
PS Business Parks Inc         COM 69360J107    32,160      565,700  SH      Shared-Defined 01 02 03 04     463,800      -    101,900
Public Storage Inc.           COM 74460D109   197,608    2,512,500  SH      Shared-Defined 01 02 03 04   1,800,600      -    711,900
Realty Income Corp            COM 756109104    22,830      816,800  SH      Shared-Defined 01 02 03 04     771,800      -     45,000
Regency Centers Corp.         COM 758849103   144,551    1,883,400  SH      Shared-Defined 01 02 03 04   1,287,900      -    595,500
Senior Housing
 Properties Trust             COM 81721M109    11,288      511,700  SH      Shared-Defined 01 02 03 04     511,700      -          -
Simon Property Group          COM 828806109   402,480    4,024,800  SH      Shared-Defined 01 02 03 04   2,942,800         1,082,000
Tanger Factory Outlets        COM 875465106     4,221      104,000  SH      Shared-Defined 01 02 03 04     104,000      -          -
Taubman Centers Inc.          COM 876664103    68,914    1,258,700  SH      Shared-Defined 01 02 03 04   1,058,200      -    200,500
UDR Inc.                      COM 902653104    39,892    1,640,300  SH      Shared-Defined 01 02 03 04   1,379,400      -    260,900
Ventas Inc.                   COM 92276F100     6,210      150,000  SH      Shared-Defined 01 02 03 04     150,000      -          -
Vornado Realty Trust          COM 929042109   217,278    1,987,000  SH      Shared-Defined 01 02 03 04   1,465,400      -    521,600
Brookfield Properties         COM 112900105   144,691    5,810,900  SH      Shared-Defined 01 02 03 04   4,078,700         1,732,200
Hilton Hotels Corp.           COM 432848109    93,575    2,012,800  SH      Shared-Defined 01 02 03 04   1,502,000           510,800
Starwood Hotels & Resorts     COM 85590A401   124,124    2,043,200  SH      Shared-Defined 01 02 03 04   1,399,100           644,100
Thomas Pptys Group
 Inc Com                      COM 884453101     2,467      205,600  SH      Shared-Defined 01 02 03 04     205,600                 -
Column Totals                               4,707,891  106,893,517                                      83,094,450      - 23,799,067